Property and Equipment - Schedule of Property and Equipment (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 287,441	€ 287,441
Accumulated depreciation	(82,989)	(72,475)
Property and equipment, net	204,452	214,966
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	23,873	23,873
Laboratory Photovoltaic Installation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	238,057	238,057
Tools and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	14,822	14,822
Computer [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 10,689	€ 10,689